Equity (Accumulated Other Comprehensive Income) (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Net unrealized loss on pension, net of tax	$ (882,000)	$ (401,000)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $6.8 million and $6.5 million in 2014 and 2013, respectively	12,933,000	12,164,000
Foreign currency translation adjustments	(146,786,000)	(15,955,000)
Accumulated other comprehensive (loss) income	(134,735,000)	(4,192,000)
Foreign currency effects from intercompany long-term investments, net of tax	$ 6,800,000	$ 6,500,000